Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table contains additional compensation and performance information for our CEO (our principal executive officer) and other named executive officers (“NEOs”) for the fiscal years noted in the table. The disclosure included in this section is prescribed by SEC rules. For a discussion of how the company views its executive compensation program, including alignment with company performance, see the section titled “Compensation Discussion and Analysis” above.
Year	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO(1) ($)	Average Summary Compensation Table Total for Non-CEO NEOs(2) ($)	Average Compensation Actually Paid to Non-CEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:		GAAP Net Income ($)	Adjusted Pre-Tax Operating Income(4) ($)
					TSR ($)	Peer Group TSR(3) ($)
2024	8,426,742	27,219,207	4,264,015	9,391,344	441.76	199.14	181,114,000	303,731,000
2023	11,191,449	15,462,145	4,325,169	6,263,201	253.53	155.12	98,973,000	212,943,000
2022	11,109,428	4,446,107	4,963,759	2,227,524	184.02	134.26	101,180,000	269,153,000
2021	9,138,214	19,556,186	5,480,436	10,319,156	240.26	151.31	330,368,000	549,952,000
2020	6,684,306	9,327,590	6,791,746	8,212,364	129.64	111.36	49,356,000	250,288,000

(1)
A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our CEO and the average of our other NEOs is shown below:

	SCT Total ($)	Deduction for SCT Stock and Option Awards ($)	Adjustment for Equity Values* ($)	Compensation Actually Paid ($)
Chad R. Abraham
2024	8,426,742	(2,587,779)	21,380,244	27,219,207
Average of Non-CEO NEOs
2024	4,264,015	(1,119,485)	6,246,814	9,391,344

*
The amounts in the Adjustment for Equity Values in the table above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included(a) ($)	Total— Adjustment for Equity Values ($)
Chad R. Abraham
2024	4,827,573	16,145,670	—	407,000	—	21,380,244
Average of Non-CEO NEOs
2024	2,047,640	4,119,761	—	79,413	—	6,246,814

(a)
All dividends are included in fair value of an equity award or as “All Other Compensation” in the SCT.

(2)
The CEO is Chad R. Abraham for all reported years; the other named executive officers included for the year 2024 Ms. Clune and Messrs. Baker, Dillahunt, and Doyle. The other named executive officers for the years 2023 and 2022 includes Messrs. Baker, Dillahunt, and Doyle as well as our former CFO, Timothy L. Carter. With respect to 2021, this group included Messrs. Baker, Carter, and Doyle and Debbra L. Schoneman, President. With respect to 2020, this group included Messrs. Carter, Doyle, and R. Scott LaRue, former Global Co-Head of Investment Banking and Capital Markets, and Ms. Schoneman.

(3)
Our peer group used for the TSR calculation is the S&P 500 Financial Services index, which is the industry index used to show our performance in our 2024 Annual Report on Form 10-K for the year ended December 31, 2024. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

(4)
Our company-selected measure, adjusted pre-tax operating income, a non-GAAP measure, is defined and reconciled to the most directly comparable U.S. GAAP financial measure in Appendix A to this proxy statement.

Company Selected Measure Name	Adjusted Pre-Tax Operating Income
Named Executive Officers, Footnote
(2)
The CEO is Chad R. Abraham for all reported years; the other named executive officers included for the year 2024 Ms. Clune and Messrs. Baker, Dillahunt, and Doyle. The other named executive officers for the years 2023 and 2022 includes Messrs. Baker, Dillahunt, and Doyle as well as our former CFO, Timothy L. Carter. With respect to 2021, this group included Messrs. Baker, Carter, and Doyle and Debbra L. Schoneman, President. With respect to 2020, this group included Messrs. Carter, Doyle, and R. Scott LaRue, former Global Co-Head of Investment Banking and Capital Markets, and Ms. Schoneman.

Peer Group Issuers, Footnote
(3)
Our peer group used for the TSR calculation is the S&P 500 Financial Services index, which is the industry index used to show our performance in our 2024 Annual Report on Form 10-K for the year ended December 31, 2024. Each year reflects what the cumulative value of $100 would be, including reinvestment of dividends, if such amount were invested on December 31, 2019.

PEO Total Compensation Amount	$ 8,426,742	$ 11,191,449	$ 11,109,428	$ 9,138,214	$ 6,684,306
PEO Actually Paid Compensation Amount	$ 27,219,207	15,462,145	4,446,107	19,556,186	9,327,590
Adjustment To PEO Compensation, Footnote
(1)
A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our CEO and the average of our other NEOs is shown below:

	SCT Total ($)	Deduction for SCT Stock and Option Awards ($)	Adjustment for Equity Values* ($)	Compensation Actually Paid ($)
Chad R. Abraham
2024	8,426,742	(2,587,779)	21,380,244	27,219,207
Average of Non-CEO NEOs
2024	4,264,015	(1,119,485)	6,246,814	9,391,344

*
The amounts in the Adjustment for Equity Values in the table above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included(a) ($)	Total— Adjustment for Equity Values ($)
Chad R. Abraham
2024	4,827,573	16,145,670	—	407,000	—	21,380,244
Average of Non-CEO NEOs
2024	2,047,640	4,119,761	—	79,413	—	6,246,814

Non-PEO NEO Average Total Compensation Amount	$ 4,264,015	4,325,169	4,963,759	5,480,436	6,791,746
Non-PEO NEO Average Compensation Actually Paid Amount	$ 9,391,344	6,263,201	2,227,524	10,319,156	8,212,364
Adjustment to Non-PEO NEO Compensation Footnote
(1)
A reconciliation of Total Compensation from the Summary Compensation Table (“SCT”) to Compensation Actually Paid (“CAP”) to our CEO and the average of our other NEOs is shown below:

	SCT Total ($)	Deduction for SCT Stock and Option Awards ($)	Adjustment for Equity Values* ($)	Compensation Actually Paid ($)
Chad R. Abraham
2024	8,426,742	(2,587,779)	21,380,244	27,219,207
Average of Non-CEO NEOs
2024	4,264,015	(1,119,485)	6,246,814	9,391,344

*
The amounts in the Adjustment for Equity Values in the table above are derived from the amounts set forth in the following table:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year ($)	Value of Dividends or Other Earnings Paid on Stock or Option Awards Not Otherwise Included(a) ($)	Total— Adjustment for Equity Values ($)
Chad R. Abraham
2024	4,827,573	16,145,670	—	407,000	—	21,380,244
Average of Non-CEO NEOs
2024	2,047,640	4,119,761	—	79,413	—	6,246,814

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Performance Measures Used to Determine Compensation Actually Paid for 2024
The following table lists the most important performance measures used by the Committee when determining compensation actually paid for our named executive officers in 2024. The measures in the table are not ranked.
Adjusted Pre-Tax Operating Income*	Adjusted ROE*	Adjusted Earnings Per Share*
Adjusted Net Revenues*	Relative TSR

*
Non-GAAP measures which are defined and reconciled to the most directly comparable GAAP financial measure in Appendix A to this proxy statement.

Total Shareholder Return Amount	$ 441.76	253.53	184.02	240.26	129.64
Peer Group Total Shareholder Return Amount	199.14	155.12	134.26	151.31	111.36
Net Income (Loss)	$ 181,114,000	$ 98,973,000	$ 101,180,000	$ 330,368,000	$ 49,356,000
Company Selected Measure Amount	303,731,000	212,943,000	269,153,000	549,952,000	250,288,000
PEO Name	Chad R. Abraham
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Pre-Tax Operating Income
Non-GAAP Measure Description
(4)
Our company-selected measure, adjusted pre-tax operating income, a non-GAAP measure, is defined and reconciled to the most directly comparable U.S. GAAP financial measure in Appendix A to this proxy statement.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Revenues
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted ROE
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Adjusted Earnings Per Share*
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,587,779)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	21,380,244
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,827,573
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,145,670
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	407,000
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,119,485)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,246,814
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,047,640
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,119,761
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,413
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount